Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)	$ 22,296	$ 6,901	$ (6,733)
Adjustments to the profit or loss items:
Depreciation, amortization and impairment	3,703	3,523	3,501
Financial expenses (income), net	(1,082)	274	(470)
Cost of share-based payment	948	483	1,071
Taxes on income	(1,955)	269	1,722
Loss (gain) from sale of property and equipment	55	(52)	(18)
Change in employee benefit liabilities, net	(16)	166	(87)
Adjustments to the profit or loss items	1,653	4,663	5,719
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	2,311	(9,967)	3,489
Decrease (increase) in other accounts receivables	(1,336)	328	211
Decrease (increase) in inventories	(8,246)	4,524	742
Decrease (increase) in deferred expenses	235	594	(433)
Decrease in trade payables	(1,116)	(838)	(2,650)
Increase (decrease) in other accounts payables	(658)	71	1,520
Decrease in deferred revenues	(5,256)	(2,930)	1,035
Total Changes in asset and liability	(14,066)	(8,218)	3,914
Cash received (paid) during the year for:
Interest paid	(54)	(21)	(60)
Interest received	739	399	842
Taxes paid	(22)	(116)	(1,785)
Cash received (paid) during the year	663	262	(1,003)
Net cash provided by operating activities	10,546	3,608	1,897
Cash Flows from Investing Activities
Investment in short term investments, net	(2,322)	(11,501)	4,236
Purchase of property and equipment and intangible assets	(2,884)	(4,167)	(2,641)
Proceeds from sale of property and equipment	30	60	42
Net cash used in investing activities	(5,176)	(15,608)	1,637
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	9	3		[1]
Receipt of long-term loans		279	1,701
Repayment of long-term loans	(596)	(530)	(211)
Proceeds from issuance of ordinary shares, net		15,568
Net cash provided by (used in) financing activities	(587)	15,320	1,490
Exchange differences on balances of cash and cash equivalent	629	(607)	(103)
Increase in cash and cash equivalents	5,412	2,713	4,921
Cash and cash equivalents at the beginning of the year	12,681	9,968	5,047
Cash and cash equivalents at the end of the year	18,093	12,681	9,968
Significant non-cash transactions
Purchase of property and equipment through capital lease		282	132
Purchase of property and equipment	$ 720	$ 1,681	$ 1,968

[1]	Represent an amount lower than $1 thousands.